Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests (Detail)	12 Months Ended							12 Months Ended									12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. USD ($)	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Juxian Network Technology Co.Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Juyan Network Technology Co.Ltd CNY		Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Jujia Network Technology Co.Ltd CNY	Dec. 31, 2011 Non-controlling interests CNY	Dec. 31, 2010 Non-controlling interests CNY	Dec. 31, 2011 Non-controlling interests USD ($)	Dec. 31, 2010 Non-controlling interests Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Non-controlling interests Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Non-controlling interests Shanghai Juxian Network Technology Co.Ltd CNY	Dec. 31, 2011 Non-controlling interests Shanghai Juyan Network Technology Co.Ltd CNY		Dec. 31, 2011 Non-controlling interests Shanghai Jujia Network Technology Co.Ltd CNY
Noncontrolling Interest [Line Items]
Beginning balance		14,782,829			12,460,938	5,047,654	$ 5,645,518							14,782,829	7,608,607	$ 4,096,830
Equity					11,910,070	11,059,685								836,998	10,737,017
Huayi Giant Information								21,250,000									3,750,000
Deconsolidation								(21,250,000)	(1,134,893)	(1,319,023)							(3,750,000)	(1,091,241)	(1,067,296)
Consolidation											(1,927,203)	[1]								(1,855,246)	[1]
Dividend declared													(12,750,000)									(12,250,000)
Net (loss) income	(4,199,144)	(26,428,994)	3,562,795	294,493	28,292,434	(3,646,401)								26,428,994	(3,562,795)
Ending balance	$ 4,096,830	25,785,038	14,782,829		35,532,323	12,460,938	$ 5,645,518							25,785,038	14,782,829	$ 4,096,830

[1]	In January 2011, Zhengduo Information acquired the remaining 49% equity interest of Juyan Network at a consideration of RMB approximately 3,500,000 (US$556,000). Subsequent to this acquisition, Juyan Network becomes a wholly-owned subsidiary of Zhengduo Information. This was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of approximately RMB1,600,000 (US$ 254,000) was recorded as additional paid-in capital.